Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Accounts Receivable, Net

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for credit losses consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
	(in thousands)
Accounts receivable (Note)	1,633,511	1,555,668	213,126
Allowance for credit losses	(161,022)	(196,819)	(26,964)
	1,472,489	1,358,849	186,162

Note: It contains notes receivables of RMB263.84 million, RMB43.56 million (US$5.97 million) for the years ended December 31, 2023 and 2024, respectively.

The movements in the allowance for credit losses were as follows:

		Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
	(in thousands)
Beginning balance	177,563	185,755	161,022	22,061
Additions charged to current expected credit loss	20,602	20,557	40,059	5,488
Reversal	(12,303)	(42,660)	(4,262)	(585)
Write off	(107)	(2,630)	—	—
Ending balance	185,755	161,022	196,819	26,964